Item 1. Report to Shareholders

T. Rowe Price Limited-Term Bond Portfolio
--------------------------------------------------------------------------------
Certified Annual Report

December 31, 2003

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report


Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with a broad-based average or index. The index return does not reflect expenses, which have been deducted from the fund's return.


[Graphic Omitted]


Limited-Term Bond Portfolio
--------------------------------------------------------------------------------
As of 12/31/03

Limited-Term Bond Portfolio $17,512

Merrill Lynch 1-5 Year U.S. Corporate
and Government Index $18,721

Lipper Variable Annuity Underlying Short
Intermediate Investment-Grade Debt Funds Average* $17,397

* Lipper performance is from 12/31/94-12/31/03.




                                           Lipper Variable
                                        Annuity Underlying
                                              Intermediate        Merrill Lynch
                                               Investment-             1-5 Year
                             Limited-Term       Grade Debt   U.S. Corporate and
                           Bond Portfolio    Funds Average     Government Index

5/13/94                  $        10,000   $        10,000      $        10,000

12/94                             10,058            10,262               10,157

12/95                             11,248            11,276               11,473

12/96                             11,703            11,643               12,003

12/97                             12,494            12,428               12,862

12/98                             13,258            13,332               13,850

12/99                             13,516            13,444               14,153

12/00                             14,592            14,687               15,410

12/01                             15,819            15,931               16,794

12/02                             16,836            16,794               18,122

12/31/03                          17,512            18,721               17,397


Average Annual Compound Total Return
--------------------------------------------------------------------------------
                                                                          Since
                                                                      Inception
Periods Ended 12/31/03            1 Year           5 Years              5/13/94

Limited-Term Bond Portfolio       4.28%               5.61%                5.99%

Lipper Variable Annuity Underlying
Short Intermediate Investment-
Grade Debt Funds Average          2.95                5.53                 5.94*

Merrill Lynch 1-5 Year
U.S. Corporate and
Government Index                  3.30                6.21                 6.72

*Lipper since-inception performance is from 5/31/94 to 12/31/03.

Past performance cannot guarantee future results. Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.
Total returns do not include charges imposed by your insurance company's separate account. If these were included, performance would have been lower.


Dear Shareholder,

We are pleased that your fund had a positive return of 4.28% during the 12 months ended December 31, 2003. It outperformed both the Lipper Variable Annuity Underlying Short Intermediate Investment-Grade Debt Funds Average of similarly managed funds and the unmanaged Merrill Lynch 1-5 Year U.S. Corporate and Government Index during the period.

As you know, the fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.


Major Index Returns
--------------------------------------------------------------------------------
                                                                       12-Month
Period Ended 12/31/03                                                    Return
--------------------------------------------------------------------------------
Lehman Brothers U.S. Treasury Index                                        2.24

Lehman Brothers U.S. Aggregate Index                                       4.10

Lehman Brothers U.S. Credit Index                                          7.70

Lehman Brothers Mortgage-Backed
Securities Index                                                           3.07

CS First Boston High Yield Index                                          27.94

Source: Lehman Brothers and CS First Boston.


The Major Index Returns table shows how various quality bonds performed over the fund's fiscal year. High-yield bonds did far better than Treasuries, mortgage-backed, and other high-rated securities over the 12-month period, although high-quality bonds outperformed earlier in the year. One-third of portfolio assets were rated AAA, and the balance was diversified primarily among AA, A, and BBB securities, as shown in the Quality Diversification chart.

[Graphic Omitted]

Quality Diversification
--------------------------------------------------------------------------------

AAA                                                                          33%

AA                                                                           24%

A                                                                            23%

BBB                                                                          19%

BB and Below                                                                  1%

Based on T. Rowe Price research.


The Interest Rate Levels chart reflects the pattern of bond yields during the year. Yields declined during the first half of 2003 as the economy remained sluggish, then rose in the second half as economic growth and corporate earnings began to accelerate.

[Graphic Omitted]

Interest Rate Levels

2-Year Treasury Note
5-Year Treasury Note
Federal Funds Target Rate

                                2-Year              5-Year        Federal Funds
                         Treasury Note       Treasury Note          Target Rate

12/31/02                          1.6%                2.73%                1.25%

                                  1.69                2.93                 1.25

                                  1.51                2.66                 1.25

3/03                              1.48                2.71                 1.25

                                  1.48                2.75                 1.25

                                  1.32                2.29                 1.25

6/03                              1.30                2.41                    1

                                  1.74                3.22                    1

                                  1.97                3.46                    1

9/03                              1.46                2.83                    1

                                  1.82                3.24                    1

                                  2.04                3.35                    1

12/31/03                          1.82                3.25                    1

Source: Federal Reserve Board

The Portfolio Characteristics table shows various portfolio details as of December 31, 2003, compared with one year earlier. The weighted average effective duration of the portfolio declined from 2.0 to 1.8 years. The quality of the portfolio's holdings remained stable at AA.

Portfolio Characteristics
--------------------------------------------------------------------------------

Periods Ended                                     12/31/02             12/31/03
--------------------------------------------------------------------------------

Price Per Share                            $          5.08      $          5.09

30-Day Standardized
Yield to Maturity                                     3.57%                2.52%

Weighted Average Maturity
(years)                                                2.3                  2.4

Weighted Average Effective
Duration (years)                                       2.0                  1.8

Weighted Average Quality *                              AA                   AA

*Based on T. Rowe Price research.

Note: Yields will vary and are not guaranteed.


Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully submitted,

James S. Riepe
Chairman

January 16, 2004

Financial Highlights

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report

                                For a share outstanding throughout each period
                    ----------------------------------------------------------
                          Year
                         Ended
                      12/31/03    12/31/02    12/31/01    12/31/00      12/31/99

NET ASSET
VALUE

Beginning
of period            $    5.08   $    5.06   $    4.93   $    4.79   $    5.02

Investment
activities
  Net investment
  income (loss)           0.18        0.25        0.28        0.29        0.27

  Net realized
  and unrealized
  gain (loss)             0.03        0.02        0.13        0.14       (0.23)

  Total from
  investment
  activities              0.21        0.27        0.41        0.43        0.04

Distributions
  Net investment
  income                 (0.19)      (0.25)      (0.28)      (0.29)      (0.27)

  Net realized
  gain                   (0.01)       --          --          --          --

  Total
  Distributions          (0.20)      (0.25)      (0.28)      (0.29)      (0.27)

NET ASSET
VALUE

End of
period               $    5.09   $    5.08   $    5.06   $    4.93   $    4.79
                     ---------------------------------------------------------

Ratios/
Supplemental Data

Total return^             4.28%       5.42%       8.47%       9.25%       0.84%

Ratio of total
expenses to
average net assets        0.70%       0.70%       0.70%       0.70%       0.70%

Ratio of net
investment
income (loss) to
average net assets        3.68%       4.86%       5.54%       6.00%       5.54%

Portfolio
turnover rate            123.8%       62.4%       48.4%       58.4%       36.2%

Net assets,
end of period
(in thousands)       $  90,233   $  86,375   $  83,906   $  68,844   $  53,148

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments (ss.)

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report

December 31, 2003

                                                Par/Shares                Value
--------------------------------------------------------------------------------
                                                           ($ 000s)
CORPORATE BONDS AND NOTES  46.6%

Banking and Finance  13.5%

ABN AMRO Bank (Chicago)
    7.25%, 5/31/05                                     410                  440

AIG Sunamerica Global Financing XII
  144A, 5.30%, 5/30/07                                 550                  587

Allstate Financial Global Funding
  144A, 5.25%, 2/1/07                                  500                  533

AT&T Capital Corporation
    6.60%, 5/15/05                                     195                  206

Bank of America
    5.25%, 2/1/07                                      300                  321

Bank of New York
    2.20%, 5/12/06                                     500                  499

Bank One Corporation
    6.50%, 2/1/06                                      300                  325

CIT Group
    4.125%, 2/21/06                                    250                  258

    5.50%, 11/30/07                                    500                  535

Citigroup
    5.75%, 5/10/06                                     400                  429

Countrywide Home Loan
    5.50%, 8/1/06                                      350                  374

General Electric Capital
    5.00%, 6/15/07                                     500                  531

Goldman Sachs Group
  144A, 6.75%, 2/15/06 !!                              500                  542

Hbos, 144A
    3.125%, 1/12/07                                    400                  403

Household Finance
    5.75%, 1/30/07                                     400                  431

International Lease Finance
    3.75%, 8/1/07                                      500                  507

Keycorp, 6.75%, 3/15/06                                275                  296

Lehman Brothers
    6.25%, 5/15/06                                     500                  543

Marsh & McLennan
    3.625%, 2/15/08                                    455                  456

Marshall & Ilsley Bank
    4.125%, 9/4/07                                     225                  233

Merrill Lynch
    7.00%, 3/15/06                                     275                  300

Midland Bank
    7.625%, 6/15/06                                    700                  784

Morgan Stanley
    6.10%, 4/15/06                                     300                  324

Regions Bank
    2.90%, 12/15/06                                    470                  472

St. Paul Companies
    5.75%, 3/15/07                                     350                  377


Travelers Property Casualty
    3.75%, 3/15/08                                     265                  266

U.S. Bank NA
    2.85%, 11/15/06                                    400                  401

Wachovia
    7.55%, 8/18/05                                     750                  817

                                                                         12,190


Consumer Products and Services  7.1%

Brown-Forman
    2.125%, 3/15/06                                    360                  359

Dayton Hudson Corporation
    7.50%, 7/15/06                                     250                  280

Fred Meyer
    7.375%, 3/1/05                                     450                  478

General Mills
    3.875%, 11/30/07                                   500                  510

Gillette
    3.50%, 10/15/07                                    600                  606

Grand Metropolitan Investment
  Zero Coupon, 1/6/04                                  575                  575

Johnson & Johnson
    6.625%, 9/1/09                                     850                  976

Lenfest Communications
    8.375%, 11/1/05                                    550                  607

McCormick
    6.40%, 2/1/06                                      500                  539

Newell Rubbermaid
    2.00%, 5/1/05                                      150                  150

Ralcorp Holdings
    8.75%, 9/15/04                                     500                  525

Wal-Mart Stores
    5.45%, 8/1/06                                      750                  807

                                                                          6,412

Energy  1.0%

Conocophillips
    3.625%, 10/15/07                                   500                  508

Devon Energy
    2.75%, 8/1/06                                      400                  399

Industrial  8.5%

Alcoa
    4.25%, 8/15/07                                     200                  208

American Honda Finance
  144A, 2.875%, 4/3/06                                 400                  404

Boeing Capital
    7.10%, 9/27/05                                     500                  540

Caterpillar Financial Services
    2.35%, 9/15/06                                     500                  497

Daimler Chrysler North America
    6.90%, 9/1/04                                      550                  567

Dow Chemical
    7.00%, 8/15/05                                     610                  653

Ford Motor Credit
    6.50%, 1/25/07                                     250                  266

GMAC
    7.50%, 7/15/05                                     600                  644

Hutchison Whampoa Finance
  144A, 6.95%, 8/1/07                                  500                  556

John Deere Capital
    3.90%, 1/15/08                                     400                  407

Meadwestvaco
    2.75%, 12/1/05                                     300                  300

Northrop Grumman
    8.625%, 10/15/04                                   600                  631

Praxair
    6.85%, 6/15/06                                     500                  535

Sealed Air
  144A, 5.375%, 4/15/08                                300                  315

United Technologies
    6.625%, 11/15/04                                   550                  573

Weyerhaeuser
    5.50%, 3/15/05                                     500                  520

                                                                          7,616


Media and Communications  6.5%

Alltel
    6.75%, 9/15/05                                     250                  269

Bellsouth
    5.00%, 10/15/06                                    800                  848

British Telecommunications
    7.875%, 12/15/05                                   500                  550

Clear Channel Communications
    6.00%, 11/1/06                                     400                  433

Comcast Cable
    8.375%, 5/1/07                                     350                  406

Cox Communications
    6.875%, 6/15/05                                    500                  534

SBC Communications
    5.75%, 5/2/06                                      300                  320

Telefonica Europe
    7.35%, 9/15/05                                     250                  272

Telefonos De Mexico (Telmex)
  144A, 4.50%, 11/19/08                                220                  221

Time Warner
    5.625%, 5/1/05                                     350                  366

U.S. West Communications
    7.20%, 11/1/04                                     555                  570

Univision Communications
    2.875%, 10/15/06                                   270                  270

Verizon Global Funding
    6.125%, 6/15/07                                    550                  601

Viacom
    6.40%, 1/30/06                                     210                  227

                                                                          5,887

Transportation Services  1.4%

ERAC USA Finance
  144A, 6.625%, 2/15/05 !!                             600                  629

Norfolk Southern
    7.875%, 2/15/04                                    145                  146

Union Pacific
    5.84%, 5/25/04                                     500                  507

                                                                          1,282

Utilities  8.6%

Alabama Power
    5.49%, 11/1/05                                     750                  794

American Electric Power
    6.125%, 5/15/06                                    235                  252

Arizona Public Service
    5.875%, 2/15/04                                    250                  251

CE Electric UK Funding
  144A, 6.853%, 12/30/04                               330                  338

CINergy
    6.25%, 9/1/04                                      500                  513

Consumers Energy Group
    6.00%, 3/15/05                                     275                  287

Dominion Resources
    7.625%, 7/15/05                                    300                  324

DTE Energy
    6.00%, 6/1/04                                      500                  508

Energy East
    5.75%, 11/15/06                                    470                  502

Entergy Gulf States
    5.20%, 12/3/07                                     390                  396

FirstEnergy
    5.50%, 11/15/06                                    290                  301

Niagara Mohawk Power
    5.375%, 10/1/04                                    550                  562

Pinnacle West Capital
    6.40%, 4/1/06                                      500                  535

Potomac Electric Power
    3.75%, 2/15/06                                     500                  508

PSEG Power
    6.875%, 4/15/06                                    330                  360

Public Service Electric & Gas
    6.25%, 1/1/07                                       75                   82

Sempra Energy
    6.925%, 7/1/04                                     450                  461

Texas-New Mexico Power
  144A, 6.125%, 6/1/08                                 350                  355

TXU Energy
    6.125%, 3/15/08                                    300                  321

WPD Holdings
  144A, 6.875%, 12/15/07                               120                  124

                                                                          7,774

Total Corporate Bonds and Notes
(Cost  $40,458)                                                          42,068


ASSET-BACKED SECURITIES 16.0%

Aesop Funding II
  144A, 2.78%, 12/20/07                                500                  499

Bank One Auto Securitization
  Series 2003-1, Class A3
    1.82%, 9/20/07                                   1,000                  994

Bankboston Home Equity Loan Trust
  Class A6, 6.64%, 12/25/28                            400                  425

BMW Vehicle Owner Trust
  Series 2003-A, Class A3
    1.94%, 2/25/07                                     750                  752

Capital Auto Receivables Asset Trust
  Series 2002-2, Class A4
    4.50%, 10/15/07                                    375                  387

  Series 2002-2, Class CERT
    4.18%, 10/15/07                                    205                  209

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS
    3.75%, 5/15/08                                     144                  146

  Series 2003-A, Class A4
    2.06%, 12/15/09                                  1,000                  981

CIT RV Trust, Series 1998-A
    Class A4, 6.09%, 2/15/12                           305                  309

Citibank Credit Card Issuance Trust
  Series 2000-A3, Class A3
    6.875%, 11/15/09                                   400                  449

Comed Transitional Funding Trust
  Series 1998-1, Class A5
    5.44%, 3/25/07                                     480                  493

Countrywide Home Loan
  Series 2003-60, Class 3A-1, CMO
    5.222%, 2/15/34                                  1,000                1,012

CPL Transition Funding
  Series 2002-1, Class A1
    3.54%, 1/15/07                                     604                  611

Harley-Davidson Motorcycle Trust
  Series 2001-1, Class B
    5.29%, 1/15/09                                     150                  155

  Series 2003-3, Class A2
    2.76%, 5/15/11                                     300                  302

  Series 2003-3, Class B
    2.28%, 5/15/11                                     266                  266

Honda Auto Receivables Owner Trust
  Series 2002-1, Class A4
    4.22%, 4/15/07                                     800                  823

Hyundai Auto Receivables Trust
  Series 2003-A, Class B
    2.99%, 10/15/10                                    175                  175

  Series 2003-A, Class C
    3.19%, 10/15/10                                     75                   75

John Deere Owner Trust
    3.78%, 9/15/08                                     800                  815

MBNA Credit Card Master Note Trust
  Series 2001, Class AA
    5.75%, 10/15/08                                    725                  779

  Series 2001-1, Class C
    VR, 2.17%, 10/15/08                                545                  546

MBNA Master Credit Card Trust II
    6.60%, 4/16/07                                   1,100                1,147

Reliant Energy Transition Bond Trust
  Series 2001-1, Class A1
    3.84%, 9/15/07                                     723                  739

SSB Auto Loan Trust
  Series 2002-1, Class C
    4.13%, 2/15/09                                     198                  200

USAA Auto Owner Trust
  Series 2003-1, Class A3
    1.58%, 6/15/07                                     900                  898

WFS Financial Owner Trust
  Series 2000-4, Class A-4
    7.41%, 9/20/07                                     254                  259

Total Asset-Backed Securities
(Cost  $14,288)                                                          14,446


U.S. GOVERNMENT & AGENCY MORTGAGE-
BACKED SECURITIES 15.2%

U.S. Government Agency Obligations (+/-) 13.2%

Federal Home Loan Mortgage
    5.00%, 10/1/18 - 11/1/18                         2,874                2,932

CMO
    4.00%, 1/15/22                                     500                  505

    4.105%, 10/27/31                                   500                  510

    4.50%, 2/15/13                                     725                  744

    5.00%, 1/15/19                                     800                  820

    6.00%, 1/15/08                                     165                  167

    6.50%, 8/15/23                                     561                  582

  IO, 4.50%, 5/15/16-4/15/18                           507                   88

Federal National Mortgage Assn.
    4.50%, 5/1/18                                    1,500                1,504

    5.00%, 1/1/09 - 11/1/18                          1,017                1,038

    5.50%, 4/1/18 - 5/1/18                           1,550                1,610

    6.00%, 1/1/14                                      118                  126

    9.00%, 5/1/05                                        8                    8

  ARM, 3.816%, 10/1/33                               1,000                1,014

  CMO, 9.00%, 1/25/08                                  208                  222

                                                                         11,870

U.S. Government Obligations 2.0%

Government National Mortgage Assn.
    6.00%, 7/15/16                                     369                  389

    6.50%, 5/15/09                                     387                  415

    7.00%, 9/15/12 - 4/15/13                           790                  854

    8.00%, 5/15/07                                     134                  144

    10.00%, 11/15/09 - 4/15/19                          18                   20

                                                                          1,822
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost  $13,473)                                                          13,692


NON-U.S. GOVERNMENT
MORTGAGE-BACKED SECURITIES 5.4%

Banc of America Commercial Mortgage
  CMO, 3.878%, 9/11/36                                 393                  392

Bank of America Mortgage Securities
  CMO, VR, 4.368%, 1/25/34                             900                  898

Chase Funding Mortgage Loan
  Series 2002-4, Class IIA 1
  VR, 1.49%, 10/25/32                                  835                  837

DLJ Commercial Mortgage
  Series 1999-CG2, Class A1B
  CMO, 7.3%, 6/10/32                                   375                  432

General Electric
  VR, 1.22%, 10/24/05                                  335                  335

GMAC Commercial Mortgage Securities
  CMO, 6.15%, 5/15/35                                  191                  200

J.P. Morgan Chase
  Series 1999-C7, Class A2
  CMO, 6.507%, 10/15/35                                400                  443

Money Store Home Equity Trust
    6.575%, 1/15/39                                    408                  409

Morgan Stanley Dean Witter Capital
  CMO, 5.38%, 1/15/39                                  562                  594

Prudential Securities Secured Financing
  CMO, 6.074%, 1/15/08                                 273                  289

Residential Accredit Loans
  CMO, 7.25%, 11/25/27                                  62                   63

Total Non-U.S. Government
Mortgage-Backed Securities
(Cost  $4,876)                                                            4,892

U.S. GOVERNMENT & AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 9.6%

U.S. Government Agency Obligations (+/-) 3.4%
Federal Home Loan Mortgage
    4.875%, 3/15/07                                    570                  606

    7.00%, 7/15/05                                     490                  529

Federal National Mortgage Assn.
    3.25%, 8/15/08                                   1,960                1,942

                                                                          3,077

U.S. Treasury Obligations 6.2%

U.S. Treasury Notes
    1.50%, 7/31/05                                   1,000                1,000

    1.625%, 4/30/05 ++                               3,000                3,009

    4.375%, 5/15/07                                    500                  529

    5.75%, 11/15/05                                  1,000                1,074

                                                                          5,612

Total U.S. Government & Agency
Obligations (excluding Mortgage-Backed)
(Cost  $8,607)                                                            8,689


OTHER 4.6%

Bundesobligation
    5.00%, 8/19/05 (EUR)                               375                  491

Canada Government
    3.50%, 6/1/05 (CAD)                              1,900                1,485

    5.75%, 9/1/06 (CAD)                              1,510                1,242

European Investment Bank
    6.00%, 7/15/05 (AUD)                               600                  455

Inter-American Development Bank
    6.375%, 10/22/07                                   375                  420

University of Miami
    6.90%, 4/1/04 (MBIA Insured)                        60                   61

Total Other (Cost  $3,824)                                                4,154

SHORT-TERM INVESTMENTS  1.8%

Money Market Funds  1.8%

T. Rowe Price Reserve
  Investment Fund, 1.13% #                           1,565                1,565

Total Short-Term Investments
(Cost  $1,565)                                                            1,565

Total Investments in Securities
99.2% of Net Assets (Cost  $87,091)                              $       89,506
                                                                 --------------

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report

December 31, 2003
                                                                          Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
Forward Currency Exchange Contracts

                                                          Unrealized
Counterparty         Settlement  Receive       Deliver    Gain (Loss)
------------         ----------  ---------     ---------  -----------
Credit Suisse
First Boston         1/12/04     USD   977     CAD 1,300   $     (28)

Morgan Stanley       1/12/04     USD 1,001     CAD 1,300          (5)

Net unrealized
gain (loss) on
open forward
currency
exchange contracts                                                          (33)


Futures Contracts
                                          Contract        Unrealized
                            Expiration    Value           Gain (Loss)
                            ----------    --------        ----------
Short, 55 five year
U.S. Treasury Note
contracts, $100,000
of U.S. Treasury Bonds
pledged as initial
margin                      3/04          $ (6,139)       $     (80)

Net payments (receipts)
of variation
margin to date                                                   73

Variation margin
receivable (payable)
on open futures
contracts                                                                    (7)

#    Seven-day yield

(ss.) Denominated in U.S. dollars unless otherwise noted

++ All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2003

!! Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules--total of such securities at period-end amounts to $1,171 and represents 1.3% of net assets

144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers--total of such securities at period-end amounts to $5,506 and represents 6.1% of net assets

(+/-) The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government

ARM   Adjustable Rate Mortgage

AUD   Australian dollar

CAD   Canadian dollar

CMO   Collateralized Mortgage Obligation

EUR   Euro

IO Interest only security for which the fund receives interest on notional principal (par)

MBIA  MBIA Insurance Corp.

STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

VR    Variable Rate

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report

December 31, 2003

($ 000s)


Assets

Investments in securities, at value (cost $87,091)         $             89,506

Other assets                                                                930

Total assets                                                             90,436
                                                           --------------------

Liabilities

Total liabilities                                                           203

NET ASSETS                                                 $             90,233
                                                           --------------------

Net Assets Consist of:

Undistributed net realized gain (loss)                     $                  9

Net unrealized gain (loss)                                                2,303

Paid-in-capital applicable to 17,728,418 shares
of $0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized                       87,921

NET ASSETS                                                 $             90,233

NET ASSET VALUE PER SHARE                                  $               5.09
                                                           --------------------


The accompanying notes are an integral part of these financial statements.

Statement of Operations

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report

($ 000s)

                                                                            Year
                                                                           Ended
                                                                        12/31/03

Investment Income (Loss)

Income
  Interest                                                 $              3,857

  Dividend                                                                  100

  Total income                                                            3,957

Investment management and administrative expense                            631

Net investment income (loss)                                              3,326

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                                729

  Futures                                                                   118

  Foreign currency transactions                                            (111)

  Net realized gain (loss)                                                  736

Change in net unrealized gain (loss)
  Securities                                                               (298)

  Futures                                                                   (80)

  Other assets and liabilities
  denominated in foreign currencies                                         (32)

  Change in net unrealized gain (loss)                                     (410)

Net realized and unrealized gain (loss)                                     326

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $              3,652
                                                           --------------------

The accompanying notes are an integral part of these financial statements.

Statement of Changes in Net Assets

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report

($ 000s)


                                                      Year
                                                     Ended
                                                  12/31/03             12/31/02
Increase (Decrease) in Net Assets

Operations
  Net investment income                    $         3,326      $         4,171

  Net realized gain (loss)                             736                 (222)

  Change in net unrealized gain (loss)                (410)                 682

  Increase (decrease) in net assets
  from operations                                    3,652                4,631

Distributions to shareholders
  Net investment income                             (3,427)              (4,196)

  Net realized gain                                   (175)                --

  Decrease in net assets from distributions         (3,602)              (4,196)

Capital share transactions *
  Shares sold                                       33,744               27,721

  Distributions reinvested                           3,601                4,195

  Shares redeemed                                  (33,537)             (29,882)

  Increase (decrease) in net assets from capital
  share transactions                                 3,808                2,034

Net Assets

Increase (decrease) during period                    3,858                2,469

Beginning of period                                 86,375               83,906

End of period                              $        90,233      $        86,375
                                           ------------------------------------
*Share information
  Shares sold                                        6,584                5,504

  Distributions reinvested                             704                  833

  Shares redeemed                                   (6,549)              (5,941)

  Increase (decrease) in shares outstanding            739                  396

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report

December 31, 2003


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Limited Term Bond Portfolio (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation and commenced operations on May 13, 1994. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the NYSE. Normally, developments that could affect the values of securities that occur between the close of a foreign market and the close of the NYSE will not be reflected in security valuations used by the fund to compute its share price. However, if developments are so significant that they will, in the judgment of the fund, clearly and materially affect security values, such valuations may be adjusted to reflect the estimated fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Payments ("variation margin") made or received to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures and forward currency exchange contracts are included in other assets and other liabilities, respectively, and in the change in net unrealized gain or loss in the accompanying financial statements. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on a daily basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Forward Currency Exchange Contracts
During the year ended December 31, 2003, the fund was a party to forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
During the year ended December 31, 2003, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values currency values.

Other
Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $49,288,000 and $44,012,000, respectively, for the year ended December 31, 2003. Purchases and sales of U.S. government securities aggregated $60,388,000 and $62,835,000, respectively, for the year ended December 31, 2003.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

Distributions during the year ended December 31, 2003 totaled $3,602,000 and were characterized as ordinary income for tax purposes. At December 31, 2003, the tax-basis components of net assets were as follows:
--------------------------------------------------------------------------------

Unrealized appreciation                                    $          2,653,000

Unrealized depreciation                                                (378,000)

Net unrealized appreciation (depreciation)                            2,275,000

Undistributed ordinary income                                            37,000

Paid-in capital                                                      87,921,000

Net assets                                                 $         90,233,000
                                                           --------------------


In 2003, the fund utilized $442,000 of capital loss carryforwards.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Results of operations and net assets were not affected by these reclassifications.
--------------------------------------------------------------------------------

Undistributed net investment income                        $            110,000

Undistributed net realized gain                                        (110,000)


At December 31, 2003, the cost of investments for federal income tax purposes was $87,119,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.70% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2003, $75,000 was payable under the agreement.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $88,000 for the year ended December 31, 2003, of which $7,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $100,000.

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report


Report of Independent Auditors

To the Board of Directors of T. Rowe Price Fixed Income Series, Inc. and Shareholders of T. Rowe Price Limited-Term Bond Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Limited-Term Bond Portfolio (one of the portfolios comprising T. Rowe Price Fixed Income Series, Inc., hereafter referred to as the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report

Tax Information (Unaudited) for the Tax Year Ended 12/31/03
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included:

o    $181,000 from short-term capital gains,

o $35,000 from long-term capital gains, all of which was subject to the 15% rate gains category.


Information on Proxy Voting
--------------------------------------------------------------------------------

A description of the policies and procedures that the T. Rowe Price Limited-Term Bond Portfolio uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price Limited-Term Bond Portfolio

Certified Annual Report


About the Fund's Directors and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Directors that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's directors are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" directors are officers of T. Rowe Price. The Board of Directors elects the fund's officers, who are listed in the final table. The business address of each director and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.


Independent Directors


Name
(Date of Birth)
Year Elected*
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
Anthony W. Deering
(1/28/45)
1994
Director, Chairman of the Board, President, and Chief Executive Officer, The Rouse Company, real estate developers; Director, Mercantile Bank (4/03 to present)
--------------------------------------------------------------------------------
Donald W. Dick, Jr.
(1/27/43)
2001
Principal, EuroCapital Advisors, LLC, an acquisition and management advisory firm
--------------------------------------------------------------------------------
David K. Fagin
(4/9/38)
2001
Director, Golden Star Resources Ltd., Canyon Resources Corp. (5/00 to
present), and Pacific Rim Mining Corp. (2/02 to present); Chairman and President, Nye Corp.
--------------------------------------------------------------------------------
Karen N. Horn
(9/21/43)
2003
Managing Director and President, Global Private Client Services, Marsh Inc.; Managing Director and Head of International Private Banking, Bankers Trust; Director, Eli Lilly and Company
--------------------------------------------------------------------------------
F. Pierce Linaweaver
(8/22/34)
1994
President, F. Pierce Linaweaver & Associates, Inc., consulting environmental and civil engineers
--------------------------------------------------------------------------------
John G. Schreiber
(10/21/46)
1994
Owner/President, Centaur Capital Partners, Inc., a real estate investment company; Senior Advisor and Partner, Blackstone Real Estate Advisors, L.P.; Director, AMLI Residential Properties Trust, Host Marriott Corp., and The
Rouse Company
--------------------------------------------------------------------------------
Hubert D. Vos**
(8/2/33)
2001
Owner/President, Stonington Capital Corp., a private investment company
--------------------------------------------------------------------------------
Paul M. Wythes**
(6/23/33)
2001
Founding Partner, Sutter Hill Ventures, a venture capital limited partnership, providing equity capital to young high-technology companies throughout the United States; Director, Teltone Corp.
--------------------------------------------------------------------------------

*Each independent director oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

**Retired from Board of Directors effective December 31, 2003.

Inside Directors

Name
(Date of Birth)
Year Elected*
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) During Past 5 Years and Directorships of Other Public Companies
--------------------------------------------------------------------------------
William T. Reynolds, CFA, CIC
(5/26/48)
1997
[37]
Director and Vice President, T. Rowe Price and T. Rowe Price Group, Inc.; Director, T. Rowe Price Global Asset Management Limited
--------------------------------------------------------------------------------
James S. Riepe
(6/25/43)
1994
[107]
Director and Vice President, T. Rowe Price; Vice Chairman of the Board, Director, and Vice President, T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price Global Asset Management Limited, T. Rowe Price Global Investment Services Limited, T. Rowe Price Investment Services, Inc.,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services,
Inc.; Chairman of the Board, Director, President, and Trust Officer, T. Rowe Price Trust Company; Director, T. Rowe Price International, Inc.; Chairman of the Board, Fixed Income Series
--------------------------------------------------------------------------------
M. David Testa, CFA, CIC
(4/22/44)
1997
[107]
Chief Investment Officer, Director, and Vice President, T. Rowe Price; Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President,
T. Rowe Price Group, Inc.; Chairman of the Board and Director, T. Rowe Price International, Inc.; Director, T. Rowe Price Global Asset Management Limited
and T. Rowe Price Global Investment Services Limited; Director and Vice President, T. Rowe Price Trust Company
--------------------------------------------------------------------------------

*Each inside director serves until retirement, resignation, or election of a successor.


Officers

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------
Stephen V. Booth (6/21/61)
Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Steven G. Brooks, CFA (8/5/54)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Brian E. Burns (10/6/60)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Jennifer A. Callaghan (5/6/69)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Joseph A. Carrier (12/30/60)
Treasurer, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Patrick S. Cassidy, CFA (8/27/64)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Roger L. Fiery III, CPA (2/10/59)
Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., T. Rowe Price International, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Mark S. Finn, CFA, CPA (1/14/63)
Vice President, Fixed Income Series
Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Alisa Fiumara, CFA (2/7/74)
Vice President, Fixed Income Series
Employee, T. Rowe Price; formerly Associate Analyst, Legg Mason
(to 2000)
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served
Principal Occupation(s)
--------------------------------------------------------------------------------
Gregory S. Golczewski (1/15/66)
Vice President, Fixed Income Series
Vice President, T. Rowe Price
--------------------------------------------------------------------------------
Charles B. Hill, CFA (9/22/61)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Henry H. Hopkins (12/23/42)
Vice President, Fixed Income Series
Director and Vice President, T. Rowe Price Group, Inc., T. Rowe Price
Investment Services, Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company; Vice President, T. Rowe Price, T. Rowe Price International,
Inc., and T. Rowe Price Retirement Plan Services, Inc.
--------------------------------------------------------------------------------
Alan D. Levenson, PhD (7/17/58)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Patricia B. Lippert (1/12/53)
Secretary, Fixed Income Series
Assistant Vice President, T. Rowe Price and T. Rowe Price Investment Services, Inc.
--------------------------------------------------------------------------------
Joseph K. Lynagh, CFA (6/9/58)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
James M. McDonald (9/29/49)
Executive Vice President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company
--------------------------------------------------------------------------------
Cheryl A. Mickel, CFA (1/11/67)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Mary J. Miller, CFA (7/19/55)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Joan R. Potee (11/23/47)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Robert M. Rubino, CFA (8/2/53)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Mark J. Vaselkiv (7/22/58)
Vice President, Fixed Income Series
Vice President, T. Rowe Price and T. Rowe Price Group, Inc.
--------------------------------------------------------------------------------
Lea C. Ward (6/5/68)
Vice President, Fixed Income Series
Assistant Vice President, T. Rowe Price; formerly Customer Finance Analyst, Lucent Technologies (to 2000)
--------------------------------------------------------------------------------
Edward A. Wiese, CFA (4/12/59)
President, Fixed Income Series
Vice President, T. Rowe Price, T. Rowe Price Group, Inc., and T. Rowe Price Trust Company; Vice President, Director, and Chief Investment Officer, T. Rowe Price Savings Bank
--------------------------------------------------------------------------------

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Directors/Trustees has determined that Mr. David K. Fagin qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $7,796                $9,033
     Audit-Related Fees                         456                    --
     Tax Fees                                 2,025                 2,187
     All Other Fees                             124                   131

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 20, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 20, 2004